Leases (table) (detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014
Operating Leases, Future Minimum Payments Due [Abstract]
2015	$ 36,759
2016	32,801
2017	28,431
2018	24,221
2019	19,315
2020-2025	33,647
Total	$ 175,174